INVENTORY	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORY	INVENTORY

As at December 31
($ millions)	2023	2022
Crude oil and NGL	249	184
Materials, supplies and other	84	85
Total inventory	333	269